Subsequent events (Details Narrative) - USD ($)	Aug. 30, 2024	Feb. 16, 2024	Aug. 18, 2023	Mar. 06, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Redeem per shares price	$ 10.00
Redeem shares issued, amount	$ 54,800,000
Subsequent Event [Member] | InFint Acquisition Corporation [Member]
Subsequent Event [Line Items]
Principal amount				$ 500,000
Common Class A [Member] | InFint Acquisition Corporation [Member]
Subsequent Event [Line Items]
Redeem shares issued			2,176,003
Redeem per shares price			$ 10.94		$ 12.00
Redeem shares issued, amount			$ 23,800,000
Redeem shares issued, trust amount			$ 81,100,000
Common Class A [Member] | Subsequent Event [Member] | InFint Acquisition Corporation [Member]
Subsequent Event [Line Items]
Redeem shares issued		2,661,404
Redeem per shares price		$ 11.36
Redeem shares issued, amount		$ 30,260,000
Redeem shares issued, trust amount		$ 53,970,000